LEASES	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
LEASES

7.	LEASES

The following is a continuity schedule of lease liabilities:

Lease liabilities	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Balance - beginning	2,918,683	2,301,129	2,360,438
Additions	528,980	2,583,661	1,030,429
Disposals	(105,258)	(292,763)	-
Interest expense on lease liabilities	58,361	272,521	243,360
Payments	(502,708)	(1,945,865)	(1,333,098)
Balance - ending	2,898,058	2,918,683	2,301,129
Current portion	925,976	824,271	1,025,373
Non-current portion	1,972,082	2,094,412	1,275,756

Set out below are undiscounted minimum future lease payments after December 31, 2023:

Total future minimum lease payments ($)
Less than one year	982,881
Between one and five years	2,449,475
Total minimum lease payments	3,432,356
Less amount representing interest	(534,298)
Total	2,898,058

7.	LEASES

The following is a continuity schedule of lease liabilities.

	September 30, 2024	December 31, 2023
	$	$
Balance - beginning	2,898,058	2,918,683
Additions	2,293,404	528,980
Disposals	-	(105,258)
Interest expense on lease liabilities	221,191	58,361
Payments	(1,076,193)	(502,708)
Balance - ending	4,336,460	2,898,058
Current portion	718,832	925,976
Non-current portion	3,617,628	1,972,082

Set out below are undiscounted minimum future lease payments after September 30, 2024:

Total future minimum lease payments ($)
Less than one year	1,054,089
Between one and five years	5,188,197
Total minimum lease payments	6,242,286
Less amount representing interest	(1,905,826)
Present value of minimum lease payments	4,336,460